Cover	Oct. 22, 2020
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DOW
Security Exchange Name	NYSE
Amendment Flag	false
City Area Code	989
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Document Period End Date	Oct. 22, 2020
Document Type	8-K
Entity Address, Address Line One	2211 H.H. Dow Way
Entity Address, City or Town	Midland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48674
Entity Central Index Key	0001751788
Entity Emerging Growth Company	false
Entity File Number	001-38646
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Dow Inc.
Entity Tax Identification Number	30-1128146
Local Phone Number	636-1000
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Soliciting Material	false
Written Communications	false